Condensed financial information of the parent company - PARENT COMPANY BALANCE SHEETS (Details) - USD ($)	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2020
Current assets
Cash	$ 5,034,567	$ 190,758
Total current assets	47,187,365	48,887,801
Non-current assets
Total assets	71,243,816	68,963,140
Current liabilities
Due to related parties,	19,533	1,426,631
Accrued expenses and other current liabilities	452,095	545,632
Total liabilities	6,355,711	6,284,188
Commitments and contingencies
Shareholders' equity
Additional paid-in capital	8,865,199	8,865,199
Statutory reserves	457,909	315,808
Retained earnings	1,253,241	394,556
Accumulated other comprehensive income	1,330,931	122,564
Total shareholders' equity	64,888,105	62,678,952	$ 44,513,494	$ 23,118,042
Total Liabilities and Shareholders' Equity	71,243,816	68,963,140
Common Class A
Shareholders' equity
Ordinary shares	47,965,683	47,965,683
Common Class B
Shareholders' equity
Ordinary shares	5,015,142	5,015,142
Parent Company
Current assets
Cash	27,137	8,105
Non-current assets
Investment in subsidiaries	67,772,077	65,012,468
Total assets	67,799,214	65,020,573
Current liabilities
Due to related parties,	2,611,635	1,959,971
Accrued expenses and other current liabilities	299,474	381,650
Total liabilities	2,911,109	2,341,621
Shareholders' equity
Additional paid-in capital	8,865,199	8,865,199
Statutory reserves	457,909	315,808
Retained earnings	1,253,241	394,556
Accumulated other comprehensive income	1,330,931	122,564
Total shareholders' equity	64,888,105	62,678,952
Total Liabilities and Shareholders' Equity	67,799,214	65,020,573
Parent Company | Common Class A
Shareholders' equity
Ordinary shares	47,965,683	47,965,683
Parent Company | Common Class B
Shareholders' equity
Ordinary shares	$ 5,015,142	$ 5,015,142